Borrowings - Summary of Interest Rates of Borrowings (Detail) - Bank Borrowings [Member]	Dec. 31, 2025	Dec. 31, 2024
Fixed Rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.65%	2.24%
Fixed Rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.20%	4.20%
Floating Rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.35%	3.78%
Floating Rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.39%	7.23%